================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    ---------
                                    FORM N-CSR
                                    ---------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number  811-3807

                        SunAmerica Money Market Funds, Inc.
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
     ---------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                 John T. Genoy
                             Senior Vice President
                       SunAmerica Asset Management, LLC
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
                   -----------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31
Date of reporting period:  December 31, 2013

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Item 1. Reports to Stockholders

[PHOTO]




                                                             ANNUAL REPORT 2013

SUNAMERICA
Money Market Fund

[LOGO]

        DECEMBER 31, 2013                                          ANNUAL REPORT

SUNAMERICA MONEY MARKET FUNDS, INC.

SUNAMERICA MONEY MARKET FUND (SMAXX)

                        TABLE OF CONTENTS


          SHAREHOLDERS' LETTER....................................  2
          EXPENSE EXAMPLE.........................................  5
          STATEMENT OF ASSETS AND LIABILITIES.....................  7
          STATEMENT OF OPERATIONS.................................  8
          STATEMENT OF CHANGES IN NET ASSETS......................  9
          FINANCIAL HIGHLIGHTS.................................... 10
          PORTFOLIO OF INVESTMENTS................................ 11
          NOTES TO FINANCIAL STATEMENTS........................... 14
          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. 22
          DIRECTORS AND OFFICERS INFORMATION...................... 23
          SHAREHOLDER TAX INFORMATION............................. 26

        DECEMBER 31, 2013                                          ANNUAL REPORT

        SHAREHOLDERS' LETTER -- (unaudited)

Dear Shareholders,

We are pleased to present this annual shareholder report for the SunAmerica Money Market Funds, Inc. for the 12 months ended December 31, 2013.

For money market funds, it was a period wherein aggressive monetary stimulus helped ease investors' concerns about the slow-moving U.S. economy and the potential for a financial crisis in Europe. Throughout the annual period, U.S. economic data remained a key determinant of the Federal Reserve's (the "Fed") policy stance. During the first quarter of 2013, U.S. economic data softened somewhat, despite a strong housing sector, and the European economy showed further signs of weakening, as troubles in Italy and Cyprus dominated headlines. The second quarter of 2013 saw heightened volatility in interest rates, and benchmark yields in the U.S., Europe and Japan rose substantially. Such volatility was sparked by Fed Chair Bernanke's announcement on May 22, 2013 that the Fed would potentially begin "tapering" the pace of quantitative easing asset purchases. In June 2013, news from the Fed indicated that the slowing of the asset purchase program could begin later in 2013. The result was a sharp sell-off in both U.S. Treasuries and, what are considered, riskier assets. European peripheral countries performed well, as political uncertainty in Italy eased and the European Central Bank ("ECB") cut its main policy rate by 25 basis points to a then-record low of 0.50% in May, citing weak economic growth and slowing inflation. The Bank of Japan announced aggressive new easing measures under its new leader, Governor Kuroda.

During the third calendar quarter, data suggested heightened U.S. economic activity. The Fed surprised the financial markets when it chose not to announce a tapering of its asset purchases at its September meeting, citing insufficient economic conditions and concerns about the impact of fiscal tightening. The U.S. also faced a Congressional stalemate over budget financing, which forced the first federal government shutdown in 17 years. In Europe and the U.K., economic data strengthened. Despite the improvement, the ECB left the door open to further easing, so liquidity remained sufficient to prevent sharper increases in short-term interest rates.

In the last quarter of the annual period, U.S. economic data continued to indicate strengthening. The Fed finally ended months of speculation by announcing in December 2013 that it would begin tapering its quantitative easing asset purchases in January 2014. The Fed planned to reduce its monthly asset purchases of U.S. Treasuries and mortgage-backed securities by $10 billion -- from $85 billion to $75 billion per month. The Fed further indicated it would maintain its "low for long" policy on short-term interest rates. The nomination of Janet Yellen to succeed Mr. Bernanke as Fed Chair in early 2014 indicated to the markets at large that monetary policy was likely to remain accommodative. At the end of the year, Congress came to a two-year budget agreement to replace some cuts made under the sequester with other revenue sources, however, it still needed to pass detailed spending bills to eliminate the threat of another government shutdown. The ECB cut its main policy rate to a record low of 0.25% in November 2013 and left its deposit rate at zero, as the region emerged from its recession and began to see some economic expansion.

With the targeted federal funds rate near zero throughout the annual period, and with the Fed strengthening its forward guidance for continued low rates, money market yields were anchored near the same zero level with little difference between maturities. Further, the money market yield curve, or "spectrum of maturities," remained extremely flat, meaning the difference between yields at the short-term end of the money market yield curve and the long-term end was quite narrow during the annual period. As such, the annual period did not provide many opportunities to add yield.

There were also significant regulatory developments with respect to money market reform during the annual period. On June 5, 2013, the Securities and Exchange Commission ("SEC") unanimously voted to propose for public comment a proposal to amend Rule 2a-7 and other rules that govern money market funds under the Investment Company Act of 1940. The proposal included two principal alternative reforms that could be adopted alone or in combination. Under the first

        DECEMBER 31, 2013                                          ANNUAL REPORT
alternative, prime and tax-exempt institutional money market funds would be required to have a floating net asset value ("NAV"). Specifically, these funds would be required to sell and redeem shares based on the current market-based value of the securities in their underlying portfolios. Under the second alternative, money market funds would continue to transact at a $1.00 per share price, but in certain circumstances would be required to institute a liquidity fee and would be permitted to impose a redemption gate in times of stress. The SEC also proposed additional amendments, such as tightening diversification requirements under Rule 2a-7, enhancing disclosure requirements, strengthening stress testing and increasing reporting obligations for money market funds. It is important to note that it will likely be some time before final rules, if any, are adopted and become effective. Accordingly, there were no changes to the Fund or the rules governing money market funds made during the Fund's annual period as a result of the pending proposal.

On the following pages, you will find a brief discussion of the annual period from the portfolio manager as well as financial statements and portfolio information for the SunAmerica Money Market Fund for the annual period ended December 31, 2013.

As always, we remain diligent in the management of your assets. We value your ongoing confidence in us and look forward to serving your investment needs in the future. If you have any questions, or require additional information on this or other SunAmerica Mutual Funds, you may contact your financial advisor or visit us at www.safunds.com.

Sincerely,

/s/ Peter A. Harbeck
Peter A. Harbeck
President & CEO
SunAmerica Asset Management, LLC.*

--------
Past performance is no guarantee of future results.

*Effective upon the close of business on December 31, 2013, SunAmerica Asset Management Corp. was reorganized as a Delaware limited liability company and its name concurrently changed to SunAmerica Asset Management, LLC.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

        SUNAMERICA MONEY MARKET FUND

ANDREW DOULOS, PORTFOLIO MANAGER
SUNAMERICA ASSET MANAGEMENT, LLC^

   The SunAmerica Money Market Fund (Class A) returned 0.01% for the annual period ended December 31, 2013.

   Fund performance was affected most by historically low interest rates that persisted throughout 2013. Yields on money market securities moved up and down within a rather tight range throughout the annual period, with one-month certificates of deposit (CDs) yielding approximately 0.09% at year end 2013 compared to roughly 0.17% at year end 2012 and averaging 0.13% for the annual period as a whole. Muted Fund performance was compounded by the fact that increased risk appetite during the annual period helped pull credit spreads tighter.

   While money market yields were low throughout the annual period, the Fund continued to seek current income to the extent consistent with liquidity and stability of principal. We were able to navigate interest rate risk by adjusting the Fund's weighted average maturity** as market conditions shifted. We were able to mitigate potential credit risk by buying high quality, creditworthy names, which helped buoy the Fund's performance.

   More specifically, given the low yield environment that existed throughout the year, we employed a barbell investment strategy, with greater weightings in fixed-rate securities at the short-term end of the yield curve and in longer-dated floating-rate securities. This strategy enabled us to maintain a cushion of liquidity in the near term, i.e., one to seven days, and to garner the somewhat greater yield, albeit a modest gain given the flat yield curve during the annual period, available from investments with longer-dated maturities, i.e., those with reset dates of 90 days. The added benefits of implementing this barbell investment strategy were to potentially mitigate the impact of market volatility on the Fund and to help keep the Fund's maturity profile within regulatory parameters.

   Indeed, the Fund's weighted average maturity was managed to achieve a range between 40 to 50 days for most of the annual period. We made adjustments to the Fund's weighted average maturity based on then-current market conditions, our near-term view on interest rates and anticipated and actual Fed monetary policy statements. For example, we modestly lengthened the Fund's weighted average maturity days beyond 50 days at the end of August 2013 and then maintained a weighted average maturity of approximately 50 days until the end of November 2013. We again slightly reduced the Fund's weighted average maturity in December 2013. As of December 31, 2013, the Fund's weighted average maturity stood at approximately 39 days. The Fund's weighted average life+ on December 31, 2013 was 84 days.

   The Fund was focused primarily on investments in government agency securities and U.S. Treasury securities, with lesser allocations to shorter-term repurchase agreements, commercial paper, corporate bonds and notes, Yankee certificates of deposit++ and certificates of deposit throughout the annual period. As supply and demand factors shifted during the annual period, we adjusted the allocations to these various investments accordingly.
--------
Past performance is no guarantee of future results.

^Effective upon the close of business on December 31, 2013, SunAmerica Asset Management Corp. was reorganized as a Delaware limited liability company and its name concurrently changed to SunAmerica Asset Management, LLC.

*As measured by the Citigroup 3-Month Treasury Bill Index, an unmanaged index that tracks short-term U.S. government debt instruments. Indices are not managed and an investor cannot invest directly into an index.

**Weighted average maturity is the average time it takes for securities in a portfolio to mature, weighted in proportion to the dollar amount that is invested in the portfolio. The weighted average maturity of a money market fund is a measure of its price sensitivity to changes in interest rates.

+The weighted average life of a money market fund is a measure of a money market fund's price sensitivity to changes in liquidity and/or credit risk. Under amendments to SEC Rule 2a-7 that became effective in May 2010, the maximum allowable weighted average life of a money market fund is 120 days.

++Yankee certificates of deposit are certificates of deposit that are issued in the United States by a branch or agency of a foreign bank. A Yankee certificate of deposit is a foreign certificate of deposit denominated in U.S. dollars, issued in the U.S. to American investors.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Securities listed may or may not be a part of current portfolio construction.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        EXPENSE EXAMPLE -- DECEMBER 31, 2013 -- (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder in the SunAmerica Money Market Fund (the "Fund"), you may incur two types of costs: (1) transaction costs, including contingent deferred sales charges, small account fees and administrative fees and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. This Example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2013 and held until December 31, 2013.

ACTUAL EXPENSES

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2013" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months Ended December 31, 2013" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended December 31, 2013" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Fund's prospectus, your retirement plan documents and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended December 31, 2013" column would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months Ended December 31, 2013" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended December 31, 2013" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Fund's prospectus, your retirement plan documents and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended December 31, 2013" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, qualified retirement plan document and/or materials from your financial adviser for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        EXPENSE EXAMPLE -- DECEMBER 31, 2013 -- (UNAUDITED) (CONTINUED)


                                    ACTUAL                                            HYPOTHETICAL
             ---------------------------------------------------- ----------------------------------------------------
                                  ENDING                                           ENDING ACCOUNT
                               ACCOUNT VALUE     EXPENSES PAID                       VALUE USING      EXPENSES PAID
                BEGINNING      USING ACTUAL        DURING THE        BEGINNING    A HYPOTHETICAL 5%     DURING THE
              ACCOUNT VALUE     RETURNS AT      SIX MONTHS ENDED   ACCOUNT VALUE  ASSUMED RETURN AT  SIX MONTHS ENDED
             AS JULY 1, 2013 DECEMBER 31, 2013 DECEMBER 31, 2013* AS JULY 1, 2013 DECEMBER 31, 2013 DECEMBER 31, 2013*
             --------------- ----------------- ------------------ --------------- ----------------- ------------------
Money Market Fund#
   Class A..    $1,000.00        $1,000.05           $0.81           $1,000.00        $1,024.40           $0.82
   Class I..    $1,000.00        $1,000.05           $0.81           $1,000.00        $1,024.40           $0.82


               EXPENSE
                RATIO
                AS OF
             DECEMBER 31,
                2013*
             ------------
Money Market Fund#
   Class A..     0.16%
   Class I..     0.16%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 365 days. These ratios do not reflect transaction costs, including contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your qualified retirement plan document and/or materials from your financial advise for more information.
# During the stated period, the investment adviser and distributor either waived/reimbursed a portion of or all of the fees/expenses and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived/reimbursed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2013" and "Expense Ratios" would have been higher.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        STATEMENT OF ASSETS AND LIABILITIES -- DECEMBER 31, 2013


                                                                    MONEY MARKET
                                                                        FUND
                                                                    ------------
ASSETS:
Investments at value* (unaffiliated)............................... $710,667,810
Repurchase agreements (cost approximates value)....................   39,436,000
                                                                    ------------
  Total Investments................................................ $750,103,810
                                                                    ------------

Cash...............................................................           31
Receivable for:
  Fund shares sold.................................................      200,542
  Dividends and interest...........................................      405,929
Prepaid expenses and other assets..................................        8,810
Due from investment adviser for expense reimbursements/fee waivers.      372,666
Due from distributor for fee waivers...............................       91,528
                                                                    ------------
  Total assets.....................................................  751,183,316
                                                                    ------------
LIABILITIES:
Payable for:
  Fund shares redeemed.............................................      164,508
  Investment advisory and management fees..........................      305,267
  Distribution and service maintenance fees........................       91,528
  Transfer agent fees and expenses.................................      160,559
  Directors' fees and expenses.....................................       12,800
  Other accrued expenses...........................................      122,155
Dividends payable..................................................       24,277
                                                                    ------------
  Total liabilities................................................      881,094
                                                                    ------------
   Net Assets...................................................... $750,302,222
                                                                    ============
NET ASSETS REPRESENTED BY:
Common stock, $.001 par value (10 billion shares authorized)....... $    751,418
Paid-in capital....................................................  750,741,139
                                                                    ------------
                                                                     751,492,557
Accumulated undistributed net investment income (loss).............      (28,365)
Accumulated undistributed net realized gain (loss) on investments..   (1,161,970)
                                                                    ------------
   Net Assets...................................................... $750,302,222
                                                                    ============
CLASS A:
Net assets......................................................... $736,942,311
Shares outstanding.................................................  738,055,037
Net asset value and redemption price per share
 (excluding any applicable contingent deferred sales charge)....... $       1.00
                                                                    ============
CLASS I:
Net assets......................................................... $ 13,359,911
Shares outstanding.................................................   13,362,610
Net asset value and redemption price per share..................... $       1.00
                                                                    ============

*Amortized cost of investment securities (unaffiliated)............ $710,667,810
                                                                    ============

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                                        MONEY MARKET
                                                                                            FUND
                                                                                        ------------
INVESTMENT INCOME:
Interest (unaffiliated)................................................................ $ 1,370,066
                                                                                        -----------
   Total investment income.............................................................   1,370,066
                                                                                        -----------
EXPENSES:
Investment advisory and management fees................................................   3,575,206
Distribution and service maintenance fees:
  Class A..............................................................................   1,069,851
Transfer agent fees and expenses:
  Class A..............................................................................   1,636,026
  Class I..............................................................................      32,811
Registration fees:
  Class A..............................................................................      38,499
  Class I..............................................................................      12,385
Custodian and accounting fees..........................................................     124,783
Reports to shareholders................................................................     122,658
Audit and tax fees.....................................................................      49,555
Legal fees.............................................................................      27,245
Directors' fees and expenses...........................................................      58,314
Other expenses.........................................................................      16,821
                                                                                        -----------
   Total expenses before fee waivers and expense reimbursements........................   6,764,154
   Fees waived and expenses reimbursed by investment adviser and distributor (Note 3)..  (5,466,983)
                                                                                        -----------
   Net expenses........................................................................   1,297,171
                                                                                        -----------
Net investment income (loss)...........................................................      72,895
                                                                                        -----------
Net realized gain (loss) on investments................................................      28,894
                                                                                        -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................ $   101,789
                                                                                        ===========

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        STATEMENT OF CHANGES IN NET ASSETS

                                                                                               MONEY MARKET FUND
                                                                                          --------------------------
                                                                                          FOR THE YEAR  FOR THE YEAR
                                                                                             ENDED         ENDED
                                                                                          DECEMBER 31,  DECEMBER 31,
                                                                                              2013          2012
                                                                                          ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)........................................................... $     72,895  $     67,743
  Net realized gain (loss) on investments................................................       28,894        20,077
                                                                                          ------------  ------------
Net increase (decrease) in net assets resulting from operations.......................... $    101,789  $     87,820
                                                                                          ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)........................................................      (71,436)      (66,757)
  Net investment income (Class I)........................................................       (1,459)       (1,510)
                                                                                          ------------  ------------
Total distributions to shareholders......................................................      (72,895)      (68,267)
                                                                                          ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (NOTE 5).  (34,135,701)   76,249,468
                                                                                          ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................  (34,106,807)   76,269,021
                                                                                          ------------  ------------
NET ASSETS:
Beginning of period......................................................................  784,409,029   708,140,008
                                                                                          ------------  ------------
End of period*........................................................................... $750,302,222  $784,409,029
                                                                                          ============  ============
*Includes accumulated undistributed net investment income (loss)......................... $    (28,365) $    (28,365)
                                                                                          ============  ============

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        FINANCIAL HIGHLIGHTS

                                         MONEY MARKET FUND
                                         -----------------
                                                                                        RATIO OF NET
                NET                           NET                                        INVESTMENT
               ASSET              DIVIDENDS  ASSET             NET ASSETS   RATIO OF     INCOME TO
               VALUE      NET      FROM NET  VALUE               END OF     EXPENSES      AVERAGE
             BEGINNING INVESTMENT INVESTMENT END OF   TOTAL      PERIOD    TO AVERAGE       NET
PERIOD ENDED OF PERIOD INCOME(1)    INCOME   PERIOD RETURN(2)   (000'S)   NET ASSETS(3)  ASSETS(3)
------------ --------- ---------- ---------- ------ ---------  ---------- ------------- ------------
                                              CLASS A
                                              -------
  12/31/09     $1.00     $0.00      $(0.00)  $1.00    0.12%(4)  $760,577      0.78%         0.14%
  12/31/10      1.00      0.00       (0.00)   1.00    0.01(5)    719,671      0.29          0.01
  12/31/11      1.00      0.00       (0.00)   1.00    0.01       692,515      0.17          0.01
  12/31/12      1.00      0.00       (0.00)   1.00    0.01       768,644      0.22          0.01
  12/31/13      1.00      0.00       (0.00)   1.00    0.01       736,942      0.18          0.01
                                              CLASS I
                                              -------
  12/31/09     $1.00     $0.00      $(0.00)  $1.00    0.20%(4)  $ 14,648      0.69%         0.21%
  12/31/10      1.00      0.00       (0.00)   1.00    0.01(5)     14,975      0.29          0.01
  12/31/11      1.00      0.00       (0.00)   1.00    0.01        15,625      0.18          0.01
  12/31/12      1.00      0.00       (0.00)   1.00    0.01        15,765      0.22          0.01
  12/31/13      1.00      0.00       (0.00)   1.00    0.01        13,360      0.18          0.01

--------
(1) Calculated based upon average shares outstanding.
(2) Total return does not reflect sales load but does include expense reimbursements.
(3) Net of the following expense reimbursements/waivers (based on average net assets):

                            12/31/09 12/31/10 12/31/11 12/31/12 12/31/13
                            -------- -------- -------- -------- --------
       Class A.............   0.21%    0.64%    0.76%    0.72%    0.75%
       Class I.............   0.34     0.51     0.60     0.62     0.68

(4) Total return includes the effect of payments by an affiliate. Without these payments, the total return would have been (0.88)% for Class A shares and would have remained unchanged for Class I shares.
(5) The Fund's performance figure was increased by less than 0.01% from the effect of payments by an affiliate.

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUND
        PORTFOLIO PROFILE -- DECEMBER 31, 2013 -- (UNAUDITED)

                   INDUSTRY ALLOCATION*
                   U.S. Government Agencies..........  37.8%
                   Foreign Banks.....................  13.9
                   U.S. Government Treasuries........  11.4
                   Money Center Banks................  10.6
                   Repurchase Agreement..............   5.3
                   Commercial Banks-Canadian.........   4.4
                   Domestic Bank.....................   3.7
                   Commercial Banks..................   3.7
                   Finance...........................   3.0
                   Diversified Financial Services....   2.6
                   Cosmetics-Toiletries..............   1.9
                   Super-Regional Banks-US...........   1.7
                                                      -----
                                                      100.0%
                                                      =====

                   Weighted average days to maturity.  39.5

                      CREDIT QUALITY ALLOCATION@#
                      A-1.........................  99.3%
                      A-2.........................   0.6
                      Not Rated+..................   0.1
                                                   -----
                                                   100.0%
                                                   =====

--------
*  Calculated as a percentage of net assets.
@  Source: Standard and Poors
#  Calculated as a percentage of total debt issues.
+ Represents debt issues that have either no rating or the rating is unavailable from the date source.

        SUNAMERICA MONEY MARKET FUND
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2013

                                               PRINCIPAL     VALUE
                SECURITY DESCRIPTION            AMOUNT      (NOTE 2)
         SHORT-TERM INVESTMENT SECURITIES -- 94.7%
         CERTIFICATES OF DEPOSIT -- 25.6%
         Citibank NA
          0.20% due 03/19/2014............... $15,500,000 $ 15,500,000
         Deutsche Bank AG NY FRS
          0.44% due 01/01/2014...............  14,100,000   14,100,000
         Nordea Bank Finland PLC NY
          0.22% due 03/12/2014...............  14,350,000   14,350,000
         Nordea Bank Finland PLC NY FRS
          0.71% due 01/27/2014...............  10,500,000   10,504,094
         Rabobank Nederland NV NY FRS
          0.28% due 09/03/2014...............   5,950,000    5,950,000
         Rabobank Nederland NV NY FRS
          0.30% due 01/31/2014...............  14,250,000   14,250,000
         Rabobank Nederland NV NY FRS
          0.32% due 12/23/2014...............  13,500,000   13,500,000
         Royal Bank of Canada NY FRS
          0.26% due 10/17/2014...............   5,500,000    5,500,000
         Royal Bank of Canada NY FRS
          0.28% due 06/17/2014...............  14,150,000   14,151,314
         Royal Bank of Canada NY FRS
          0.33% due 01/06/2014...............  13,500,000   13,500,000
         Svenska Handelsbanken NY
          0.21% due 05/27/2014...............  16,200,000   16,200,328
         Svenska Handelsbanken NY FRS
          0.41% due 11/17/2014...............  13,000,000   13,019,862
         UBS AG Stamford CT FRS
          0.31% due 01/21/2014...............  13,750,000   13,750,000
         Wells Fargo Bank NA
          0.18% due 01/15/2014...............  14,000,000   14,000,000
         Wells Fargo Bank NA FRS
          0.18% due 03/11/2014...............  14,100,000   14,100,000
                                                          ------------
         TOTAL CERTIFICATES OF DEPOSIT
           (amortized cost $192,375,598).....              192,375,598
                                                          ------------
         COMMERCIAL PAPER -- 8.9%
         Credit Agricole North America, Inc.
          0.01% due 01/02/2014...............  25,000,000   24,999,993
         JPMorgan Chase & Co. FRS
          0.22% due 03/04/2014...............  14,200,000   14,200,000
         State Street Corp.
          0.15% due 02/04/2014...............  13,250,000   13,248,123
         State Street Corp.
          0.16% due 01/09/2014...............  14,250,000   14,249,493
                                                          ------------
         TOTAL COMMERCIAL PAPER
           (amortized cost $66,697,609)......               66,697,609
                                                          ------------
         U.S. CORPORATE BONDS & NOTES -- 7.7%
         Bank of America NA
          0.23% due 01/24/2014...............  13,000,000   13,000,000
         Barclays Bank PLC
          2.38% due 01/13/2014...............   5,600,000    5,603,542
         Citigroup, Inc. FRS
          0.37% due 03/07/2014...............   4,250,000    4,248,703
         General Electric Capital Corp. FRS
          1.09% due 01/07/2014...............   7,500,000    7,501,121
         JPMorgan Chase Bank NA FRS
          0.32% due 01/07/2015(3)............  11,400,000   11,400,000
         Procter & Gamble Co. FRS
          0.16% due 02/06/2014...............  14,100,000   14,099,775

                                                PRINCIPAL    VALUE
                 SECURITY DESCRIPTION            AMOUNT     (NOTE 2)
         -------------------------------------------------------------
         UBS AG Stamford CT
          2.25% due 01/28/2014................ $ 2,000,000 $ 2,002,829
                                                           -----------
         TOTAL U.S. CORPORATE BONDS & NOTES
           (amortized cost $57,855,970).......              57,855,970
                                                           -----------
         MEDIUM TERM NOTES -- 3.3%
         Barclays Bank PLC FRS
          1.11% due 01/13/2014................   5,600,000   5,601,465
         General Electric Capital Corp. FRS
          0.87% due 04/07/2014................   9,750,000   9,768,151
         General Electric Capital Corp. FRS
          0.94% due 04/24/2014................   5,000,000   5,012,081
         JPMorgan Chase & Co. FRS
          0.99% due 05/02/2014................   4,250,000   4,259,678
                                                           -----------
         TOTAL MEDIUM TERM NOTES
           (amortized cost $24,641,375).......              24,641,375
                                                           -----------
         U.S. GOVERNMENT AGENCIES -- 37.8%
         Agency for International Development
          Panama FRS
          0.58% due 05/15/2015(3).............     412,624     412,816
         Federal Farm Credit Bank
          0.09% due 03/24/2014................   9,000,000   8,998,155
           0.14% due 02/10/2014...............   5,500,000   5,499,144
           0.25% due 06/11/2014...............  12,400,000  12,406,935
         Federal Farm Credit Bank FRS
          0.06% due 05/13/2014................   5,500,000   5,499,186
           0.09% due 07/01/2014...............   5,600,000   5,599,293
           0.10% due 02/19/2014...............   5,600,000   5,600,000
           0.13% due 03/18/2014...............   5,500,000   5,500,126
           0.20% due 09/29/2014...............   8,750,000   8,755,269
           0.21% due 03/26/2014...............  14,950,000  14,951,194
           0.26% due 07/14/2014...............   1,600,000   1,601,293
         Federal Home Loan Bank
          0.04% due 01/17/2014................  13,250,000  13,249,764
           0.04% due 01/22/2014...............   7,240,000   7,239,831
           0.05% due 01/06/2014...............   7,750,000   7,749,946
           0.06% due 01/08/2014...............  14,500,000  14,499,831
           0.06% due 02/07/2014...............  14,500,000  14,499,106
           0.06% due 02/11/2014...............   8,400,000   8,399,426
           0.12% due 02/21/2014...............   7,350,000   7,348,750
           0.12% due 04/29/2014...............  14,450,000  14,444,316
           0.14% due 01/21/2014...............  13,000,000  12,998,989
           0.15% due 09/16/2014...............   7,350,000   7,342,099
           0.18% due 06/19/2014...............   7,700,000   7,693,493
           0.18% due 06/26/2014...............   6,500,000   6,494,280
           0.20% due 07/29/2014...............   5,700,000   5,700,000
         Federal Home Loan Bank FRS
          0.09% due 01/16/2014................   1,250,000   1,250,000
           0.10% due 09/02/2014...............  11,500,000  11,499,615
           0.11% due 06/06/2014...............     500,000     499,992
           0.12% due 04/01/2014...............   4,750,000   4,750,237
         Federal Home Loan Mtg. Corp.
          0.10% due 02/18/2014................   5,500,000   5,499,267
           0.17% due 02/24/2014...............   5,700,000   5,698,546
           0.18% due 02/24/2014...............   6,200,000   6,198,326
           1.38% due 02/25/2014...............   2,447,000   2,451,450
         Federal National Mtg. Assoc.
          0.16% due 02/03/2014................  12,000,000  11,998,240

        SUNAMERICA MONEY MARKET FUND
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2013 -- (CONTINUED)

                                               PRINCIPAL      VALUE
                 SECURITY DESCRIPTION           AMOUNT       (NOTE 2)
           U.S. GOVERNMENT AGENCIES (CONTINUED)
             1.25% due 02/27/2014............ $ 7,600,000  $  7,612,981
             2.50% due 05/15/2014............   4,000,000     4,033,963
           Federal National Mtg. Assoc. FRS
            0.28% due 03/04/2014.............   1,298,000     1,298,334
             0.34% due 08/11/2014............   8,500,000     8,513,169
             0.36% due 06/23/2014............   9,600,000     9,611,402
                                                           ------------
           TOTAL U.S. GOVERNMENT AGENCIES
             (amortized cost $283,398,764)...               283,398,764
                                                           ------------
           U.S. GOVERNMENT TREASURIES -- 11.4%
           United States Treasury Bills
            0.01% due 01/16/2014.............  14,100,000    14,099,941
             0.02% due 01/02/2014............  20,000,000    19,999,986
             0.07% due 01/30/2014............   3,000,000     2,999,831
             0.08% due 03/06/2014............  20,250,000    20,247,177
           United States Treasury Notes
            0.25% due 01/31/2014.............     750,000       750,045
             1.00% due 01/15/2014............   6,650,000     6,652,094
             1.00% due 05/15/2014............  12,500,000    12,537,859
             1.75% due 01/31/2014............   8,400,000     8,411,561
                                                           ------------
           TOTAL U.S. GOVERNMENT TREASURIES
             (amortized cost $85,698,494)....                85,698,494
                                                           ------------
           TOTAL SHORT-TERM INVESTMENT SECURITIES -- 94.7%
             (amortized cost $710,667,810)...               710,667,810
                                                           ------------

                                               PRINCIPAL      VALUE
                SECURITY DESCRIPTION            AMOUNT       (NOTE 2)
         --------------------------------------------------------------
         REPURCHASE AGREEMENT -- 5.3%
         State Street Bank and Trust Co.
          Joint Repurchase Agreement(1)
          (amortized cost $39,436,000)....... $39,436,000  $ 39,436,000
                                                           ------------
         TOTAL INVESTMENTS
           (amortized cost $750,103,810) (2).       100.0%  750,103,810
         OTHER ASSETS LESS LIABILITIES.......         0.0       198,412
                                              -----------  ------------
         NET ASSETS..........................       100.0% $750,302,222
                                              ===========  ============

--------
(1)See Note 2 for details of Joint Repurchase Agreements.
(2)At December 31, 2013, the cost of securities for federal income tax purposes was the same for book purposes.
(3)The security's effective maturity date is less than one year.
FRS--FloatingRate Securities
The rates shown on FRS are the current interest rates at December 31, 2013 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2013 (see Note 2):

                                      LEVEL 1--UNADJUSTED  LEVEL 2--OTHER   LEVEL 3--SIGNIFICANT
                                         QUOTED PRICES    OBSERVABLE INPUTS UNOBSERVABLE INPUTS     TOTAL
                                      ------------------- ----------------- -------------------- ------------
Assets:
  Short-Term Investment Securities:
   Certificates of Deposit...........         $--           $192,375,598            $--          $192,375,598
   Commercial Paper..................          --             66,697,609             --            66,697,609
   U.S. Corporate Bonds & Notes......          --             57,855,970             --            57,855,970
   Medium Term Notes.................          --             24,641,375             --            24,641,375
   U.S. Government Agencies..........          --            283,398,764             --           283,398,764
   U.S. Government Treasuries........          --             85,698,494             --            85,698,494
  Repurchase Agreement...............          --             39,436,000             --            39,436,000
                                              ---           ------------            ---          ------------
TOTAL................................         $--           $750,103,810            $--          $750,103,810
                                              ===           ============            ===          ============

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Note to Financial Statements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2013


Note 1. Organization

   SunAmerica Money Market Funds, Inc. (the "Corporation") is an open-end diversified management investment company organized as a Maryland corporation. The Corporation consists of one series -- SunAmerica Money Market Fund ("the Fund"). The Fund is advised by SunAmerica Asset Management, LLC. (formerly SunAmerica Asset Management Corp.)* ("SunAmerica" or "Adviser"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The investment objective of the Fund is to seek as high a level of current income as is consistent with liquidity and stability of capital by investing primarily in high-quality money market instruments selected principally on the basis of quality and yield.

   The Fund currently offers two classes of shares: Class A and Class I. These classes within the Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares-- Class A shares are available with no front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is imposed on certain shares sold within one year of original purchase and a 0.50% CDSC is imposed on certain shares sold after the first year and within the second year after purchase, as described in the Fund's Prospectus.

   Class I shares-- Class I shares are offered at net asset value per share without any sales charge, exclusively to certain institutions.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Fund's registration statement.

   INDEMNIFICATIONS: The Corporation's organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising out of the performance of their duties to the Corporation. In addition, pursuant to Indemnification Agreements between the Corporation and each of the current directors who is not an "interested person," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), of the Corporation (collectively, the "Disinterested Directors"), the Corporation provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Corporation, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business the Corporation enters into contracts that contain the obligation to indemnify others. The Corporation's maximum exposure under these arrangements is unknown. Currently, however, the Corporation expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

   SECURITY VALUATIONS: In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in

--------
* Effective upon the close of business on December 31, 2013, SunAmerica Asset Management Corp. was reorganized as a Delaware limited liability company and its name concurrently changed to SunAmerica Asset Management, LLC.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2013 -- (CONTINUED)

   pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities

   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Corporation's Board of Directors ("Board"), etc.)

   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

   The summary of the inputs used to value the Fund's net assets as of December 31, 2013 are reported on a schedule following the Portfolio of Investments.

   Portfolio securities are valued at amortized cost, which approximates market value, and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Fund's net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value per share deviates from the Fund's amortized cost per share. The calculation of such deviation is referred to as "Shadow Pricing". For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

   The Board is responsible for the share valuation process and has adopted a policy and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2013 -- (CONTINUED)


   MASTER AGREEMENTS: The Fund has entered into Master Repurchase Agreements ("Master Agreements") with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund's counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

   As of December 31, 2013, the following tables represent financial assets and liabilities (by type) on a gross basis and related collateral pledged for financial instruments subject to master netting arrangements:

ASSETS:
-------
                                                                 GROSS               NET AMOUNTS
                                         GROSS               AMOUNTS OFFSET      OF ASSETS PRESENTED
                                      AMOUNTS OF          IN THE STATEMENT OF    IN THE STATEMENT OF
DESCRIPTION:                       RECOGNIZED ASSETS     ASSETS AND LIABILITIES ASSETS AND LIABILITIES
------------                   ------------------------- ---------------------- ----------------------
Repurchase agreements,
  subject to a master netting
  arrangement or similar
  arrangement.................        $39,436,000              $        --           $39,436,000
                                      ===========             ============           ===========

                                                                GROSS AMOUNTS NOT OFFSET IN THE
                                                              STATEMENT OF ASSETS AND LIABILITIES
-                                     NET AMOUNTS        ---------------------------------------------
                                       OF ASSETS
                                   IN THE STATEMENT            FINANCIAL           CASH COLLATERAL
COUNTERPARTY:                  OF ASSETS AND LIABILITIES      INSTRUMENTS@            RECEIVED@        NET AMOUNT#
-------------                  ------------------------- ---------------------- ---------------------- -----------
State Street Bank and Trust
  Co..........................        $39,436,000             ($39,436,000)          $        --          $ --
                                      ===========             ============           ===========          ====

       -
       @ For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the financial asset/liability in the table above.
       # Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

   REPURCHASE AGREEMENTS: The Fund, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (the "SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis, plus accrued interest, to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2013 -- (CONTINUED)


   As of December 31, 2013, the Fund held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

                                            PERCENTAGE  PRINCIPAL
                                            OWNERSHIP    AMOUNT
                                            ---------- -----------
             Money Market Fund.............   25.54%   $39,436,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   State Street Bank and Trust Co., dated December 31, 2013, bearing interest at a rate of 0.00% per annum, with a principal amount of $154,381,000, a repurchase price of $154,381,000, and a maturity date of January 2, 2014. The repurchase agreement is collateralized by the following:

                               INTEREST  MATURITY
TYPE OF COLLATERAL               RATE      RATE    PRINCIPAL AMOUNT    VALUE
------------------             -------- ---------- ---------------- ------------
U.S. Treasury Notes...........   2.13%  08/15/2021   $ 55,215,000   $ 53,995,356
U.S. Treasury Notes...........   2.50   03/31/2015    100,000,000    103,476,600

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income, including the accretion of discount and amortization of premium, is accrued daily from settlement date, except when collection is not expected; dividend income is recorded on the ex-dividend date.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

   Dividends from net investment income, if any, are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

   The Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that the Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2010-2012 or expected to be taken in the Fund's 2013 tax return. The Fund is not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund files U.S. federal and certain state income tax returns. With few exceptions, the Fund is no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2010.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2013 -- (CONTINUED)


   NEW ACCOUNTING PRONOUNCEMENTS: In December 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-11, "Disclosures about Offsetting Assets and Liabilities", which was subsequently clarified in ASU 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" which was issued in January 2013. The amended Standard requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The new and revised disclosures are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. All required changes to accounting policies have been made in accordance with ASU No. 2011-11 and No. 2013-01.

Note 3. Investment Advisory and Management Agreement, Distribution and Service Agreement and Other Transactions With Affiliates

   The Fund has entered into an Investment Advisory and Management Agreement (the "Advisory Agreement") with SunAmerica. Under the Advisory Agreement, SunAmerica provides continuous supervision of the Fund and administers its corporate affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of its books and records, and pays the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates.

   The Fund will pay SunAmerica a monthly management fee at the following annual percentages, based on the average daily net assets of the Fund: 0.50% on the first $600 million; 0.45% on the next $900 million; and 0.40% over $1.5 billion.

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's annual fund operating expenses at 0.80% for Class I, of average net assets. For purposes of the waived fee and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. This fee waiver and expense reimbursement will continue in effect indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors. For the year ended December 31, 2013, pursuant to the contractual expense limitations, SunAmerica waived fees and/or reimbursed expenses of $11,144 for Class I.

   SunAmerica may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on any class of the Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of SunAmerica. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Fund will be able to avoid a negative yield. For the year ended December 31, 2013, SunAmerica voluntarily waived fees and/or reimbursed expenses of $4,298,287 and $87,701 for Class A and Class I, respectively.

   The Fund has entered into a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of the Adviser. The Fund has adopted a Distribution Plan on behalf of its Class A shares (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. In adopting the Plan, the Board determined that there was a reasonable likelihood that the Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   The Plan provides that the Class A shares of the Fund shall pay the Distributor an account maintenance fee at the annual rate of up to 0.15% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. In this regard, some payments are used to compensate broker-dealers with account maintenance fees in an amount up to 0.15% per year of the assets maintained in the Fund by their customers. Accordingly, SACS received fees (see Statement of Operations) based upon the aforementioned rates. In addition, in light of current market conditions, and in order to avoid a negative yield on Class A shares of the Fund, SACS has agreed to waive up to 0.15% of the fees it receives under the Plans. This voluntary waiver may be terminated at any time at the option of the Distributor without notice to shareholders. For the year ended December 31, 2013, SACS voluntarily waived fees as follows: Class A $1,069,851.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2013 -- (CONTINUED)


   SACS receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of the Fund's Class A shares. SACS has advised the Fund for the year ended December 31, 2013, the proceeds received from redemptions are as follows:

       Class A..................................................... $561

   The Fund has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Fund's transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement, which permits the Fund to compensate SAFS for services rendered based upon the annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the year ended December 31, 2013, the Fund incurred the following expenses which are included in the transfer agent fees and expenses payable line in the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

                                                       PAYABLE AT
          FUND                            EXPENSES  DECEMBER 31, 2013
          ----                           ---------- -----------------
          Money Market Class A.......... $1,565,739     $134,241
          Money Market Class I..........     32,097        2,544

   As of December 31, 2013, 86.5% of the Fund's total outstanding shares were held through Pershing LLC in a brokerage account sweep vehicle for customers of the broker-dealers within Advisor Group, Inc., an affiliate of the Adviser.

Note 4. Federal Income Taxes

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from post October capital loss deferrals, dividends payable, and cumulative pension expenses.

        DISTRIBUTABLE EARNINGS                       TAX DISTRIBUTIONS
----------------------------------------    ---------------------------------------------------------------------------
 FOR THE YEAR ENDED DECEMBER 31, 2013       FOR THE YEAR ENDED DECEMBER 31, 2013    FOR THE YEAR ENDED DECEMBER 31, 2012
----------------------------------------    -------------------------------------   -------------------------------------
          LONG-TERM GAINS/   UNREALIZED                         LONG-TERM                               LONG-TERM
ORDINARY    CAPITAL AND     APPRECIATION    ORDINARY            CAPITAL             ORDINARY            CAPITAL
INCOME     OTHER LOSSES     (DEPRECIATION)  INCOME               GAINS              INCOME               GAINS
--------  ----------------  --------------  --------            ---------           --------            ---------
 $ --      $(1,161,901)         $ --        $72,895               $ --              $68,267               $ --

   At December 31, 2013, for Federal income tax purposes, the Fund has capital loss carryforwards available to offset future capital gains of $1,161,901 expiring in 2016 and $0 unlimited capital losses.+

   During the year ended December 31, 2013, the Fund utilized $28,846 of capital loss carryforwards to offset current year capital gains.

   Under the current tax law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended December 31, 2013, Fund elected to defer post October long-term capital losses in the amount of $69.

--------
+ On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2013 -- (CONTINUED)


Note 5. Capital Share Transactions

   Transactions in each class of shares of the Funds, all at $1.00 per share, for the year ended December 31, 2013 and for the prior year were as follows:

                                                      MONEY MARKET FUND
                         --------------------------------------------------------------------------
                                        CLASS A                               CLASS I
                         ------------------------------------  ------------------------------------
                         FOR THE YEAR ENDED FOR THE YEAR ENDED FOR THE YEAR ENDED FOR THE YEAR ENDED
                         DECEMBER 31, 2013  DECEMBER 31, 2012  DECEMBER 31, 2013  DECEMBER 31, 2012
                         ------------------ ------------------ ------------------ ------------------
Shares sold.............   $ 447,458,467      $ 565,144,937       $ 11,011,406       $ 9,071,617
Reinvested dividends....          69,405             64,666              1,435             1,487
Shares redeemed.........    (479,257,679)      (489,099,862)       (13,418,735)       (8,933,377)
                           -------------      -------------       ------------       -----------
Net increase (decrease).   $ (31,729,807)     $  76,109,741       $ (2,405,894)      $   139,727
                           =============      =============       ============       ===========

Note 6. Directors' Retirement Plan

   The Directors of the Corporation have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended, for the Independent Directors. The Retirement Plan provides generally that an Independent Director may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Director of any of the adopting SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Director and completed five (5) consecutive years of service as a Director of any Adopting Fund (an "Eligible Trustee/Director"). Pursuant to the Retirement Plan, an Eligible Director may receive benefits upon (i) his or her death or disability while a Director or (ii) the termination of his or her tenure as a Director, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Director.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Director and Participant, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding change during prior years is added to each Eligible Director's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Directors from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

   The following amounts for the Retirement Plan Liabilities are included in the Directors' fees and expenses payable line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Directors' fees and expenses line on the Statement of Operations.

                                               RETIREMENT PLAN RETIREMENT PLAN RETIREMENT PLAN
                                                  LIABILITY        EXPENSE        PAYMENTS
                                               --------------- --------------- ---------------
FUND                                                       AS OF DECEMBER 31, 2013
----                                           -----------------------------------------------
Money Market
  Fund........................................     $9,922           $932           $7,743

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2013 -- (CONTINUED)


Note 7. Interfund Lending Agreement

   Pursuant to the exemptive relief granted by the SEC, the Fund is permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended December 31, 2013, the Fund did not participate in this program.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of SunAmerica Money Market Funds,
Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SunAmerica Money Market Funds, Inc. (the "Fund") at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Houston, Texas
February 27, 2014

        SUNAMERICA MONEY MARKET FUNDS, INC.
        DIRECTORS AND OFFICERS INFORMATION -- DECEMBER 31, 2013 -- (UNAUDITED)

The following table contains basic information regarding the Directors and Officers who oversee operations of the Fund and other investment companies within the Fund complex.

                                                                                  NUMBER OF
                                          TERM OF                                  FUNDS IN
         NAME,            POSITION(S)   OFFICE AND                               FUND COMPLEX
      ADDRESS AND         HELD WITH      LENGTH OF     PRINCIPAL OCCUPATION(S)   OVERSEEN BY    OTHER DIRECTORSHIPS
          AGE*             THE FUND    TIME SERVED(4)    DURING PAST 5 YEARS     DIRECTOR(1)    HELD BY DIRECTOR(2)
------------------------  -----------  --------------  ------------------------  ------------ ------------------------
DISINTERESTED DIRECTORS

Dr. Judith L. Craven       Director       2001-        Retired.                       76      Director, Sysco Corp.
Age: 68                                   present                                             (1996 to present);
                                                                                              Director, Luby's Inc.
                                                                                              (1998 to present).

William F. Devin           Director       2001-        Retired.                       76      Director, Boston Options
Age: 75                                   present                                             Exchange (2001 to 2010)

Richard W. Grant           Director       2011-        Retired. Prior to that,        27      None
Age: 68                                   present      attorney and Partner at
                                                       Morgan Lewis & Brockius
                                                       LLP (1989 to 2011).

Stephen J. Gutman          Director       1984-        Senior Vice President          27      None
Age: 70                                   present      and Associate Broker,
                                                       The Corcoran Group (Real
                                                       Estate) (2002 to
                                                       present); Managing
                                                       Member, Beau Brummell --
                                                       Soho, LLC (Licensing of
                                                       menswear specialty
                                                       retailing) (1995 to
                                                       2009); President, SJG
                                                       Marketing, Inc (2009 to
                                                       present).

William J. Shea            Director       2004-        Executive Chairman,            27      Chairman of the Board,
Age: 66                                   present      Caliber ID, Inc.                       Royal and SunAlliance
                                                       (medical devices) (2007                U.S.A., Inc. (2004 to
                                                       to Present); Managing                  2006); Director, Boston
                                                       Partner, DLB Capital,                  Private Financial
                                                       LLC (private equity)                   Holdings (2004 to
                                                       (2006 to 2007).                        present); Chairman,
                                                                                              Demoulas Supermarkets
                                                                                              (1999 to Present).
INTERESTED DIRECTOR

Peter A. Harbeck(3)        Director       1994-        President, CEO and             76      None
Age: 60                                   present      Director, SunAmerica
                                                       (1995 to present);
                                                       Director, -- SACS (1993
                                                       to present); Chairman,
                                                       Advisor Group, Inc.
                                                       (2004 to present).

        SUNAMERICA MONEY MARKET FUNDS, INC.
        DIRECTORS AND OFFICERS INFORMATION -- DECEMBER 31, 2013 -- (UNAUDITED) (CONTINUED)

The following table contains basic information regarding the Directors and Officers who oversee operations of the Fund and other investment companies within the Fund complex.

                                                                                NUMBER OF
                                     TERM OF                                     FUNDS IN
       NAME,         POSITION(S)    OFFICE AND                                 FUND COMPLEX
    ADDRESS AND      HELD WITH      LENGTH OF       PRINCIPAL OCCUPATIONS      OVERSEEN BY  OTHER DIRECTORSHIPS
       AGE*           THE FUND    TIME SERVED(4)     DURING PAST 5 YEARS       DIRECTOR(1)  HELD BY DIRECTOR(2)
-------------------  ------------ -------------- ----------------------------- ------------ -------------------
OFFICERS

John T. Genoy        President       2007-       Chief Financial Officer,          N/A             N/A
Age: 45                              present     SunAmerica (2002 to
                                                 present); Senior Vice
                                                 President, SunAmerica
                                                 (2003 to present); Chief
                                                 Operating Officer,
                                                 SunAmerica (2006 to
                                                 present).

Donna M. Handel      Treasurer       2002-       Senior Vice President,            N/A             N/A
Age: 47                              present     SunAmerica (2004 to
                                                 present).

Gregory N. Bressler  Secretary       2005-       Senior Vice President and         N/A             N/A
Age: 47                              present     General Counsel,
                                                 SunAmerica (2005 to
                                                 present).

James Nichols        Vice            2006-       Director, President and           N/A             N/A
Age: 47              President       present     CEO, SACS (2006 to
                                                 present); Senior Vice
                                                 President, SACS (2002 to
                                                 2006); Senior Vice President
                                                 SunAmerica (2002 to
                                                 present).

Kathleen D. Fuentes  Chief Legal     2013-       Vice President and Deputy         N/A             N/A
Age: 44              Officer and     present     General Counsel (2006-
                     Assistant                   present)
                     Secretary

Timothy Pettee       Vice            August      Chief Investment Strategist       N/A             N/A
Age: 55              President       2008-       (2013 to present); Chief
                                     present     Investment Officer,
                                                 SunAmerica (2003 to 2013).

Katherine Stoner     Vice            2011-       Vice President, SunAmerica        N/A             N/A
Age: 57              President       present     (2011 to present); Vice
                     and Chief                   President, The Variable
                     Compliance                  Annuity Life Insurance
                     Officer                     Company ("VALIC"),
                                                 Western National Life
                                                 Insurance Company ("WNL")
                                                 and American General
                                                 Distributors, Inc. (2006 to
                                                 present); Deputy General
                                                 Counsel and Secretary,
                                                 VALIC and WNL (2007 to
                                                 May 2011); Vice President,
                                                 VALIC Financial Advisors,
                                                 Inc. (2010 to 2011) and
                                                 VALIC Retirement Services
                                                 Company (2010 to present).

        SUNAMERICA MONEY MARKET FUNDS, INC.
        DIRECTORS AND OFFICERS INFORMATION -- DECEMBER 31, 2013 -- (UNAUDITED) (CONTINUED)

                                                                              NUMBER OF
                                     TERM OF                                   FUNDS IN
       NAME,         POSITION(S)    OFFICE AND                               FUND COMPLEX
    ADDRESS AND      HELD WITH      LENGTH OF      PRINCIPAL OCCUPATIONS     OVERSEEN BY  OTHER DIRECTORSHIPS
       AGE*           THE FUND    TIME SERVED(4)    DURING PAST 5 YEARS      DIRECTOR(1)  HELD BY DIRECTOR(2)
-------------------- -----------  -------------- --------------------------- ------------ -------------------

Gregory R. Kingston  Vice            2002-       Vice President, SunAmerica      N/A             N/A
Age: 48              President       present     (2001 to present).
                     and
                     Assistant
                     Treasurer

Nori L. Gabert       Vice            2005-       Vice President and Deputy       N/A             N/A
Age: 60              President       present     General Counsel,
                     and                         SunAmerica (2005 to
                     Assistant                   present).
                     Secretary

Thomas D. Peeney     Assistant       2013 to     Vice President, Assistant       N/A             N/A
Age: 40              Secretary       Present     General Counsel
                                                 SunAmerica (2013 to
                                                 Present); Attorney, Paul
                                                 Hastings LLP (2006-2013).

Diedre L. Shepherd   Assistant       2008 to     Assistant Vice President,       N/A             N/A
Age: 38              Treasurer       Present     SunAmerica (2008 to
                                                 present).

Matthew J. Hackethal Anti-Money      2006-       Chief Compliance Officer,       N/A             N/A
Age: 42              Laundering      present     SunAmerica (2006 to
                     Compliance                  present); Vice President,
                     Officer                     Credit Suisse Asset
                                                 Management LLC (2005 to
                                                 2006).

--------
* The business address for each Director and Officer is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of the Adviser. The "Fund Complex" includes the Fund (1 fund), SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (4 funds), SunAmerica Series, Inc. (4 portfolios), Anchor Series Trust (8 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (40 portfolios), SunAmerica Specialty Series (7 funds), VALIC Company I (34 funds), VALIC Company II (15 funds) and Seasons Series Trust (21 portfolios).
(2) Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the 1940 Act, other than those listed under the preceding column.
(3) Interested Director, as defined in the 1940 Act, because he or she is an officer and a director of the Adviser and a director of the principal underwriter of the Fund.
(4) Directors serve until their successors are duly elected and qualified, subject to the Directors' retirement plan as discussed in Note 6 of the financial statements. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Directors is contained in the Statement of Additional Information which is available without charge by calling (800) 858-8850.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        SHAREHOLDER TAX INFORMATION -- (UNAUDITED)

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund's income and distributions for the taxable year ended December 31, 2013. The information necessary to complete your income tax returns is included with your Form 1099-DIV, which will be mailed to you in early 2014.

[LOGO] AIG Sun America
Mutual Funds

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

DIRECTORS/TRUSTEES         TRANSFER AGENT             DISCLOSURE OF QUARTERLY
 Dr. Judith L. Craven       State Street Bank and     PORTFOLIO HOLDINGS
 William F. Devin             Trust Company           The Fund is required to
 Richard W. Grant           P.O. Box 219373           file its complete
 Stephen J. Gutman          Kansas City, MO 64141     schedule of portfolio
 Peter A. Harbeck                                     holdings with the U.S.
 William J. Shea           CUSTODIAN                  Securities and Exchange
                            State Street Bank and     Commission for its first
OFFICERS                      Trust Company           and third fiscal quarters
 John T. Genoy, President   P.O. Box 5607             on Form N-Q. The Fund's
   and Chief Executive      Boston, MA 02110          Forms N-Q are available
   Officer                                            on the U.S. Securities
 Donna M. Handel,          VOTING PROXIES ON FUND     and Exchange Commission's
   Treasurer               PORTFOLIO SECURITIES       website at
 James Nichols, Vice       A description of the       http://www.sec.gov. You
   President               policies and procedures    can also review and
 Katherine Stoner, Chief   that the Funds use to      obtain copies of the
   Compliance Officer      determine how to vote      Forms N-Q at the U.S.
 Gregory N. Bressler,      proxies relating to        Securities and Exchange
   Secretary               securities held in the     Commission's Public
 Nori L. Gabert, Vice      Funds' portfolios which    Reference Room in
   President and           is available in the        Washington, DC
   Assistant Secretary     Funds' Statement of        (information on the
 Kathleen Fuentes, Chief   Additional Information     operation of the Public
   Legal Officer and       may be obtained without    Reference Room may be
   Assistant Secretary     charge upon request, by    obtained by calling
 Timothy P. Pettee, Vice   calling (800) 858-8850.    1-800-SEC-0330).
   President               This information is also
 Thomas D. Peeney,         available from the EDGAR   PROXY VOTING RECORD ON
   Assistant Secretary     database on the U.S.       FUND PORTFOLIO SECURITIES
 Gregory R. Kingston,      Securities and Exchange    Information regarding how
   Vice President and      Commission's website at    the Funds voted proxies
   Assistant Treasurer     http://www.sec.gov.        relating to securities
 Diedre L. Shepherd,                                  held in the Fund's
   Assistant Treasurer     DELIVERY OF SHAREHOLDER    portfolio during the most
 Matthew J. Hackethal,     DOCUMENTS                  recent twelve month
   Anti-Money Laundering   The Funds have adopted a   period ended June 30 is
   Compliance Officer      policy that allows them    available, once filed
                           to send only one copy of   with the U.S. Securities
INVESTMENT ADVISER         a Fund's prospectus,       and Exchange Commission,
 SunAmerica Asset          proxy material, annual     without charge, upon
   Management, LLC.        report and semi-annual     request, by calling (800)
 Harborside Financial      report (the "shareholder   858-8850 or on the U.S.
   Center                  documents") to             Securities and Exchange
 3200 Plaza 5              shareholders with          Commission's website at
 Jersey City, NJ           multiple accounts          http://www.sec.gov.
   07311-4992              residing at the same
                           "household." This          This report is submitted
DISTRIBUTOR                practice is called         solely for the general
 SunAmerica Capital        householding and reduces   information of
   Services, Inc.          Fund expenses, which       shareholders of the Fund.
 Harborside Financial      benefits you and other     Distribution of this
   Center                  shareholders. Unless the   report to persons other
 3200 Plaza 5              Funds receive              than shareholders of the
 Jersey City, NJ           instructions to the        Fund is authorized only
   07311-4992              contrary, you will only    in connection with a
                           receive one copy of the    currently effective
SHAREHOLDER SERVICING      shareholder documents.     prospectus, setting forth
AGENT                      The Funds will continue    details of the Fund,
 SunAmerica Fund           to household the           which must precede or
   Services, Inc.          shareholder documents      accompany this report.
 Harborside Financial      indefinitely, until we
   Center                  are instructed otherwise.
 3200 Plaza 5              If you do not wish to
 Jersey City, NJ           participate in
   07311-4992              householding, please
                           contact Shareholder
                           Services at
                           (800) 858-8850 ext. 6010
                           or send a written request
                           with your name, the name
                           of your fund(s) and your
                           account member(s) to
                           SunAmerica Mutual Funds
                           c/o BFDS, P.O. Box
                           219186, Kansas City MO,
                           64121-9186. We will
                           resume individual
                           mailings for your account
                           within thirty (30) days
                           of receipt of your
                           request.

                                    [GRAPHIC]


GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:

                   1
                       GO TO WWW.SAFUNDS.COM
                   2
                       CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.safunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER. DISTRIBUTED BY:
SUNAMERICA CAPITAL SERVICES, INC.

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.safunds.com. Read the prospectus carefully before investing.

WWW.SAFUNDS.COM

MMANN - 12/13

[LOGO]

AIG

Sun America
Mutual Funds

Item 2.  Code of Ethics

         SunAmerica Money Market Funds, Inc. ("the registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2013, there were no reportable amendments, waivers or implicit waivers to a provision of the Code of Ethics that applies to the registrant's Principal Executive and Principal Accounting Officers.

Item 3.  Audit Committee Financial Expert.

         The registrant's Board of Directors has determined that William J. Shea, the Chairman of the registrant's Audit Committee, qualifies as an audit committee financial expert, as defined in Item 3(b) of Form N-CSR. Mr. Shea is considered to be "independent" for purposes of
         Item 3(a)(2) of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

         (a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountants were as follows:

                                                      2012      2013
         (a) Audit Fees............................. $39,280   $40,457
         (b) Audit-Related Fees..................... $     0   $     0
         (c) Tax Fees............................... $11,875   $11,583
         (d) All Other Fees......................... $     0   $     0

         Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

         Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant's principal accountant were as follows:

                                                      2012       2013
         (b) Audit-Related Fees.................... $      0   $      0
         (c) Tax Fees.............................. $      0   $      0
         (d) All Other Fees........................ $      0   $      0

     (e) (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliates") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

         (2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Not applicable.

     (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provide ongoing services to the registrant for 2012 and 2013 were $65,465 and $57,565, respectively.

     (h) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a - 101)), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a) (1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

         (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

         (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the
         Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Money Market Funds, Inc.

By:  /s/ John T. Genoy
     --------------------------
     John T. Genoy
     President

Date: March 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John T. Genoy
     --------------------------
     John T. Genoy
     President

Date: March 10, 2014

By:  /s/ Donna M. Handel
     --------------------------
     Donna M. Handel
     Treasurer

Date: March 10, 2014